Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of accounts receivable
	June 30, 2019	June 30, 2018
Accounts receivable	$1,853,041	$1,673,764
Less: Allowance for doubtful accounts	-	-
Total accounts receivable	$1,853,041	$1,673,764